Business Segments - Average Balance by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Loans	$ 380,260	$ 373,875	$ 381,275
Goodwill	12,596	12,508	12,475
Other intangible assets	5,277	5,806	6,639
Assets	676,540	664,014	663,440
Noninterest-bearing deposits	80,508	83,007	107,768
Interest-bearing deposits	428,610	426,508	397,895
Total deposits	509,118	509,515	505,663
Total U.S. Bancorp shareholders’ equity	61,951	57,206	53,660
Treasury and Corporate Support
Segment Reporting Information [Line Items]
Loans	5,774	5,239	4,918
Goodwill	0	0	0
Other intangible assets	7	9	17
Assets	253,297	246,571	237,164
Noninterest-bearing deposits	2,603	2,738	2,893
Interest-bearing deposits	10,339	11,175	9,040
Total deposits	12,942	13,913	11,933
Total U.S. Bancorp shareholders’ equity	16,145	11,337	5,957
Wealth, Corporate, Commercial and Institutional Banking | Operating Segments
Segment Reporting Information [Line Items]
Loans	183,254	172,517	175,870
Goodwill	4,826	4,825	4,682
Other intangible assets	794	981	1,007
Assets	213,156	201,415	202,735
Noninterest-bearing deposits	55,920	56,814	71,012
Interest-bearing deposits	216,953	216,083	203,995
Total deposits	272,873	272,897	275,007
Total U.S. Bancorp shareholders’ equity	22,018	21,440	22,367
Consumer and Business Banking | Operating Segments
Segment Reporting Information [Line Items]
Loans	148,543	155,039	162,017
Goodwill	4,326	4,326	4,465
Other intangible assets	4,222	4,539	5,264
Assets	162,080	168,862	179,252
Noninterest-bearing deposits	19,461	20,770	30,882
Interest-bearing deposits	201,223	199,155	184,758
Total deposits	220,684	219,925	215,640
Total U.S. Bancorp shareholders’ equity	13,478	14,424	16,026
Payment Services | Operating Segments
Segment Reporting Information [Line Items]
Loans	42,689	41,080	38,470
Goodwill	3,444	3,357	3,328
Other intangible assets	254	277	351
Assets	48,007	47,166	44,289
Noninterest-bearing deposits	2,524	2,685	2,981
Interest-bearing deposits	95	95	102
Total deposits	2,619	2,780	3,083
Total U.S. Bancorp shareholders’ equity	$ 10,310	$ 10,005	$ 9,310